ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
ACCOUNTS RECEIVABLE

Note 4 – ACCOUNTS RECEIVABLE

Accounts receivable are carried at original amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Management determines the allowance for doubtful receivables by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history, and current economic conditions. Accounts receivable are written off when deemed uncollectible. Accounts receivable at December 31, 2023 and 2022 consisted of the following: $494,000 and $677,000, all due from large, US-based manufacturers for shipping services provided by the Company.

Bad debt expenses (if any) are recorded in selling, general, and administrative expense.

The allowance for doubtful accounts for the years ended December 31, 2023 and 2022 is as follows: This has historically been set at $0, as the Company has not previously recorded any losses due to bad debt.